Property And Equipment And Capitalized Software Development (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Computers Leased To Students [Member]	Jun. 30, 2010 Computers Leased To Students [Member]	Jun. 30, 2008 Computers Leased To Students [Member]	Jun. 30, 2011 Student Software [Member]	Jun. 30, 2010 Student Software [Member]	Jun. 30, 2009 Student Software [Member]	Jun. 30, 2011 Instructional Costs And Services [Member]	Jun. 30, 2010 Instructional Costs And Services [Member]	Jun. 30, 2009 Instructional Costs And Services [Member]	Jun. 30, 2011 Product development Expenses [Member]	Jun. 30, 2010 Product development Expenses [Member]	Jun. 30, 2009 Product development Expenses [Member]	Jun. 30, 2011 Selling, Administrative And Other Operating Expenses [Member]	Jun. 30, 2010 Selling, Administrative And Other Operating Expenses [Member]	Jun. 30, 2009 Selling, Administrative And Other Operating Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4.9	$ 3.7	$ 4.4	$ 13.9	$ 12.3	$ 10.3
Amortization expense	3.1	0.2	0.1				1.7	0	0
Maintenance and repair expenses	2.9	1.2	0.9
Amortization expense related to capitalized software development	$ 8.9	$ 3.9	$ 2.6							$ 7.0	$ 2.7	$ 1.2	$ 1.3	$ 1.1	$ 1.1	$ 0.6	$ 0.1	$ 0.3